Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2015
SEC Schedule Article 12-09 Valuation And Qualifying Accounts [Abstract]
Schedule Of Valuation And Qualifying Accounts Disclosure [Table Text Block]
SCHEDULE II
UNITED TECHNOLOGIES CORPORATION AND SUBSIDIARIES
Valuation and Qualifying Accounts
Three years ended December 31, 2015
(Millions of Dollars)

Allowances for Doubtful Accounts and Other Customer Financing Activity:
Balance December 31, 2012	$513
Provision charged to income	74
Doubtful accounts written off (net)	(68)
Other adjustments	19
Balance December 31, 2013	538
Provision charged to income	93
Doubtful accounts written off (net)	(91)
Other adjustments	(46)
Balance December 31, 2014	494
Provision charged to income	137
Doubtful accounts written off (net)	(59)
Other adjustments	(19)
Balance December 31, 2015	$553
Future Income Tax Benefits—Valuation allowance:
Balance December 31, 2012	$904
Additions charged to income tax expense	134
Additions charged to goodwill, due to acquisitions	12
Reductions credited to income tax expense	(52)
Other adjustments	(56)
Balance December 31, 2013	942
Additions charged to income tax expense	91
Reductions credited to income tax expense	(55)
Other adjustments [1]	(366)
Balance December 31, 2014	612
Additions charged to income tax expense	42
Additions charged to goodwill, due to acquisitions	7
Reductions credited to income tax expense	(41)
Other adjustments [1]	(29)
Balance December 31, 2015	$591

Note 1: Included in Other adjustments in the table above are adjustments to valuation allowances associated with an agreement with a state taxing authority for the monetization of tax credits.